CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue	$ 3,184	$ 2,388
Costs and expenses
Cost of sales, exclusive of depreciation shown separately below	2,113	1,329
General and administrative expenses	9,867	24,609
Research and development	5,827	5,716
Depreciation expense	8,610	6,485
Other operating expenses	13,078	13,736
Total costs and expenses	39,495	51,875
Operating loss	(36,311)	(49,487)
Other income (expense), net
Finance income (expense), net	1,082	(1,606)
Change in fair value of financial instruments	5,580	44,596
Other income, net	1,922	519
Total other income (expense), net	8,584	43,509
Loss before income tax	(27,727)	(5,978)
Income tax expense	(2,124)	(2,143)
Net loss available to common stockholders	(29,851)	(8,121)
Other comprehensive loss
Foreign currency translation gain (loss), net of tax	76	(322)
Comprehensive loss	$ (29,775)	$ (8,443)
Basic and diluted earnings per share
Basic net loss per share for the period attributable to common stockholders (in usd per share)	$ (0.33)	$ (0.13)
Basic weighted-average common shares outstanding (in shares)	89,326,172	62,094,383
Diluted net loss per share for the period attributable to common stockholders (in usd per share)	$ (0.33)	$ (0.42)
Diluted weighted-average common shares outstanding (in shares)	89,326,172	63,505,040